TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

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Effective August 1, 2013, the following information supplements the disclosure in the Prospectuses under the section entitled “Waivers and/or Reductions of Charges – Waiver of Class A Initial Sales Charges” or “Waivers and/or Reductions of Charges – Waiver of Class A and Class T Initial Sales Charges” as applicable:

•	Other retirement plans whose accounts are held through an arrangement with Sammons Financial NetworkSM LLC.

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Investors Should Retain this Supplement for Future Reference

August 1, 2013